Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	Mar. 27, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Assets or liabilities measured at fair value on a nonrecurring basis		$ 0		$ 0
Asset impairment losses		0		$ 0
Change in significant accounting policies	$ 0
Deferred merger costs	2,324,118	0	[1]
Chardan Healthcare Acquisition 2 Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transaction costs amounted	762,477
Underwriting discount	500,000
Other offering costs	262,477
Offering costs	253,120
Federal depository insurance coverage	250,000	250,000
Chardan Healthcare Acquisition 2 Corp. [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of business interest limitation loosen					50.00%
Chardan Healthcare Acquisition 2 Corp. [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of business interest limitation loosen					30.00%
Private Placement Warrants [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	9,357
Initial Public Offering [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Private placement to purchase shares of common stock	$ 7,811,322	$ 7,811,322

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.